Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 1

dated May 22, 2013 to the

Intelligent Life® VUL Prospectus

dated May 1, 2013

Intelligent Life Survivorship VUL Prospectus

dated May 1, 2013

Intelligent Variable Annuity® Prospectus

dated May 1, 2012

M Intelligent VUL Prospectus

dated May 1, 2013

M Intelligent Survivorship VUL Prospectus

dated May 1, 2013

This supplement amends certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

PVC MidCap Account — Class 1

The PVC MidCap Account is closing to new contractowners effective August 15, 2013 (“Closing Date”). The portfolio will not be available as an Allocation Option under the Contracts identified above to new contracts issued on the Closing Date and thereafter.

For more information about these changes and about the portfolio in general, refer to the recent Supplement to the Principal Variable Contracts Fund prospectus.

A14027 (05/13)